Change in working capital (Tables)	12 Months Ended
Dec. 31, 2021
Change In Working Capital [Abstract]
Schedule of the change in working capital

Figures in million - SA rand	2021	2020	2019
Inventories	1,384	(9,027)	(5,000)
Trade and other receivables	(510)	(2,167)	3,115
Trade and other payables	1,581	1,759	1,259
Total change in working capital	2,455	(9,435)	(626)